Cover	Nov. 04, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002119570
Document Period End Date	Nov. 04, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2639
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in a combination of dividend-paying equity securities that have historically increased their dividends, common shares of closed-end investment companies (“Closed-End Funds”) that invest substantially all of their assets in floating rate securities and shares of exchange-traded funds (“ETFs”) that invest substantially all of their assets in floating rate securities. The trust seeks to provide current income with the potential for capital appreciation by investing approximately 50% of the portfolio in dividend-paying equity securities that have historically increased their dividends and at least approximately 30% of the portfolio in ETFs and Closed-End Funds that invest substantially all of their assets in floating rate securities. Floating rate securities include, but are not limited to, below investment-grade senior loans, bank loans and other securitized loans. The trust may also invest up to 20% of the portfolio in Closed-End Funds or ETFs that invest principally in various debt securities, which include, but are not limited to, fixed-rate high-yield or “junk” bonds and other corporate debt. High-yield, below-investment grade securities or “junk” bonds are considered to be primarily speculative with respect to the issuer’s ability to make principal and interest payments and may be more volatile than higher rated securities of similar maturity. Additionally, they are subject to greater market, credit and liquidity risks than investment-grade securities. The high-yield investments that the Closed-Ends Funds or ETFs may invest in may include unrated securities deemed to be of comparable quality by a Closed-End Fund’s or ETF's adviser. The sponsor will consider Closed-End Funds and ETFs investing in securities of all durations. The trust may invest in stocks of companies with all market capitalizations that trade on an U.S. securities exchange, including U.S.-listed foreign companies. The U.S.-listed foreign companies may include companies located in emerging markets. The sponsor believes that dividends are often a good indicator of a corporation’s current financial condition and, furthermore, may signal management’s belief in a profitable future for the corporation. Additionally, the sponsor will strive to select ETFs and Closed-End Funds featuring the potential for current income, diversification and overall liquidity.